Quarterly Holdings Report
for
Fidelity® Sustainable High Yield ETF
November 30, 2024
SHY-NPRT1-0125
1.9904451.102
Bank Loan Obligations - 2.7%
	Principal Amount (a)	Value ($)
NETHERLANDS - 0.2%
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Flora Food Management US Corp Tranche B10 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 9.0051% 1/3/2028 (b)(c)(d)	20,000	20,054
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Enstall Group BV Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.8653% 8/27/2028 (b)(c)(d)	48,948	44,298
TOTAL NETHERLANDS		64,352
UNITED STATES - 2.5%
Communication Services - 0.2%
Media - 0.2%
Diamond Sports Group LLC 1LN, term loan CME Term SOFR 1 month Index + 8%, 14.7717% 5/25/2026 (b)(c)(d)	20,791	17,759
Sinclair Television Group Inc Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 7.1871% 9/30/2026 (b)(c)(d)	70,000	67,857
		85,616
Consumer Discretionary - 1.1%
Diversified Consumer Services - 0.2%
Spin Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 9.256% 3/4/2028 (b)(c)(d)	99,434	83,861
Hotels, Restaurants & Leisure - 0.6%
Bulldog Purchaser Inc Tranche B 2LN, term loan CME Term SOFR 3 month Index + 6.75%, 11.3537% 6/14/2032 (b)(c)(d)	5,000	4,981
ClubCorp Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.8653% 9/18/2026 (b)(c)(d)	11,431	11,460
MajorDrive Holdings IV LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.8653% 6/1/2028 (b)(c)(d)	20,000	19,393
Restaurant Technologies Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.8537% 4/1/2029 (b)(c)(d)	5,000	4,910
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.847% 12/30/2026 (b)(c)(d)	126,571	121,445
United PF Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 8.5%, 13.347% 12/30/2026 (b)(c)(d)	10,000	9,675
		171,864
Household Durables - 0.3%
Mattress Firm Inc Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4.25%, 8.9235% 9/24/2028 (b)(c)(d)	14,960	14,951
TGP Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.9226% 6/29/2028 (b)(c)(d)	65,000	61,298
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.9371% 10/30/2027 (b)(c)(d)	27,000	25,594
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.9226% 10/30/2027 (b)(c)(d)	15,000	14,244
		116,087
Specialty Retail - 0.0%
Staples Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 10.6886% 9/10/2029 (b)(c)(d)	14,963	14,227
TOTAL CONSUMER DISCRETIONARY		386,039

Consumer Staples - 0.0%
Food Products - 0.0%
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 8%, 13.1657% 8/2/2028 (b)(c)(d)	5,000	4,903
Financials - 0.0%
Capital Markets - 0.0%
PEX Holdings LLC 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 0% 11/19/2031 (b)(c)(d)(e)	5,000	5,019
Insurance - 0.0%
Asurion LLC Tranche B3 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.9371% 1/31/2028 (b)(c)(d)	20,000	19,607
TOTAL FINANCIALS		24,626

Health Care - 0.3%
Health Care Providers & Services - 0.1%
Cano Health LLC 1LN, term loan CME Term SOFR 3 month Index + 8%, 12.6037% 6/28/2029 (b)(c)(d)	5,879	5,819
HAH Group Holding Co LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.5726% 9/24/2031 (b)(c)(d)	20,000	19,786
Modivcare Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.3434% 7/1/2031 (b)(c)(d)	19,950	19,192
		44,797
Health Care Technology - 0.2%
Zelis Payments Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 10/27/2031 (b)(c)(d)(e)	50,000	50,054
TOTAL HEALTH CARE		94,851

Industrials - 0.2%
Aerospace & Defense - 0.1%
Signia Aerospace LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 11/24/2031 (b)(c)(d)(e)	32,308	32,308
Signia Aerospace LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 11/24/2031 (b)(c)(d)(e)	2,692	2,692
		35,000
Commercial Services & Supplies - 0.1%
Artera Services LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 9.1037% 2/10/2031 (b)(c)(d)	5,000	4,927
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 9.0711% 8/1/2030 (b)(c)(d)	19,987	19,869
		24,796
TOTAL INDUSTRIALS		59,796

Information Technology - 0.3%
IT Services - 0.1%
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.9175% 2/10/2028 (b)(c)(d)	35,000	33,600
Software - 0.2%
Ascend Learning LLC 2LN, term loan CME Term SOFR 1 month Index + 5.75%, 10.4226% 12/10/2029 (b)(c)(d)	5,000	4,987
Leia Finco US LLC 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.8867% 10/12/2032 (b)(c)(d)	10,000	9,871
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.847% 6/2/2028 (b)(c)(d)	4,987	5,005
Polaris Newco LLC Tranche PIK TERM 2LN, term loan CME Term SOFR 1 month Index + 2%, 13.6139% 6/4/2029 (b)(c)(d)	30,000	29,494
Project Alpha Intermediate Holding Inc 2LN, term loan CME Term SOFR 1 month Index + 5.5%, 0% 11/21/2032 (b)(c)(d)(e)	15,000	15,056
Project Alpha Intermediate Holding Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 10/28/2030 (b)(c)(d)(e)	5,000	4,988
		69,401
TOTAL INFORMATION TECHNOLOGY		103,001

Materials - 0.3%
Chemicals - 0.3%
American Rock Salt Co LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.7755% 6/4/2028 (b)(c)(d)	4,962	4,198
American Rock Salt Co LLC Tranche 1ST OUT DD TL 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 4.4374% 6/12/2028 (b)(c)(d)(f)	1,557	1,569
American Rock Salt Co LLC Tranche 1ST OUT TL B 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 11.7755% 6/12/2028 (b)(c)(d)	1,456	1,466
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 8.6287% 7/3/2028 (b)(c)(d)	20,000	19,677
Hexion Inc 2LN, term loan CME Term SOFR 1 month Index + 7.4375%, 12.1101% 3/15/2030 (b)(c)(d)	5,000	4,642
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.3377% 8/22/2031 (b)(c)(d)	50,000	48,532
Minerals Technologies Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 0% 11/21/2031 (b)(c)(d)	15,000	15,019
		95,103
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 3.5%, 9.016% 11/14/2025 (b)(c)(d)	16,000	15,800
Win Waste Innovations Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.4371% 3/25/2028 (b)(c)(d)	44,961	43,475
		59,275
TOTAL UNITED STATES		913,210
TOTAL BANK LOAN OBLIGATIONS (Cost $973,026)		977,562

Common Stocks - 0.7%
	Shares	Value ($)
FRANCE - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Vallourec SACA (g)	700	12,279
TANZANIA - 0.3%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
Helios Towers PLC (g)	80,800	101,169
UNITED STATES - 0.4%
Communication Services - 0.0%
Media - 0.0%
EchoStar Corp (h)	489	12,367
Consumer Discretionary - 0.0%
Leisure Products - 0.0%
Topgolf Callaway Brands Corp (g)	1,000	8,420
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
New Fortress Energy Inc (i)	2,289	24,424
Health Care - 0.2%
Health Care Providers & Services - 0.2%
Cano Health LLC (j)	981	11,988
Cano Health LLC warrants (g)(j)	107	420
Surgery Partners Inc (g)	1,500	35,760
		48,168
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Coherent Corp (g)	225	22,536
Semiconductors & Semiconductor Equipment - 0.0%
ON Semiconductor Corp (g)	190	13,513
TOTAL INFORMATION TECHNOLOGY		36,049

TOTAL UNITED STATES		129,428
TOTAL COMMON STOCKS (Cost $262,282)		242,876

Convertible Corporate Bonds - 1.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.2%
Communication Services - 0.1%
Media - 0.1%
EchoStar Corp 3.875% 11/30/2030 pay-in-kind	42,474	47,199
Consumer Discretionary - 0.5%
Automobiles - 0.5%
Rivian Automotive Inc 3.625% 10/15/2030	205,000	178,488
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
MKS Instruments Inc 1.25% 6/1/2030 (k)	21,000	21,396
Wolfspeed Inc 1.875% 12/1/2029	83,000	35,856
		57,252
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 0.25% 6/15/2026	16,000	13,900
Redfin Corp 0.5% 4/1/2027	83,000	61,901
		75,801
Utilities - 0.2%
Electric Utilities - 0.0%
PG&E Corp 4.25% 12/1/2027 (k)	9,000	10,119
Independent Power and Renewable Electricity Producers - 0.2%
NextEra Energy Partners LP 0% 11/15/2025 (k)(l)(m)	10,000	9,360
NextEra Energy Partners LP 2.5% 6/15/2026 (k)	46,000	42,956
		52,316
TOTAL UTILITIES		62,435

TOTAL UNITED STATES		421,175
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $398,602)		421,175

Non-Convertible Corporate Bonds - 93.4%
	Principal Amount (a)	Value ($)
AUSTRALIA - 1.9%
Materials - 1.9%
Metals & Mining - 1.9%
FMG Resources August 2006 Pty Ltd 6.125% 4/15/2032 (k)	417,000	420,029
Mineral Resources Ltd 8.5% 5/1/2030 (k)	250,000	255,473

TOTAL AUSTRALIA		675,502
BAILIWICK OF JERSEY - 0.1%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Aston Martin Capital Holdings Ltd 10% 3/31/2029 (k)	40,000	39,299
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd 7% 10/20/2025 (k)	17,000	17,135
CANADA - 4.0%
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.3%
1011778 BC ULC / New Red Finance Inc 5.625% 9/15/2029 (k)	79,000	79,049
1011778 BC ULC / New Red Finance Inc 6.125% 6/15/2029 (k)	29,000	29,479
		108,528
Consumer Staples - 0.0%
Household Products - 0.0%
Kronos Acquisition Holdings Inc 8.25% 6/30/2031 (k)	15,000	14,529
Industrials - 0.4%
Aerospace & Defense - 0.4%
Bombardier Inc 6% 2/15/2028 (k)	109,000	108,870
Bombardier Inc 7% 6/1/2032 (k)	7,000	7,143
Bombardier Inc 7.25% 7/1/2031 (k)	38,000	39,250
		155,263
Information Technology - 0.6%
Software - 0.6%
Open Text Corp 3.875% 12/1/2029 (k)	207,000	188,823
Open Text Holdings Inc 4.125% 12/1/2031 (k)	28,000	25,073
Open Text Holdings Inc 4.125% 2/15/2030 (k)	18,000	16,587
		230,483
Materials - 2.3%
Chemicals - 2.0%
Methanex Corp 5.65% 12/1/2044	310,000	276,688
NOVA Chemicals Corp 4.25% 5/15/2029 (k)	218,000	202,002
NOVA Chemicals Corp 7% 12/1/2031 (k)	30,000	30,658
NOVA Chemicals Corp 8.5% 11/15/2028 (k)	147,000	156,679
NOVA Chemicals Corp 9% 2/15/2030 (k)	24,000	25,967
		691,994
Metals & Mining - 0.3%
Hudbay Minerals Inc 4.5% 4/1/2026 (k)	43,000	42,377
Hudbay Minerals Inc 6.125% 4/1/2029 (k)	68,000	68,600
		110,977
Utilities - 0.4%
Multi-Utilities - 0.4%
Algonquin Power & Utilities Corp 4.75% 1/18/2082 (c)	145,000	136,563
TOTAL CANADA		1,448,337
CHILE - 0.2%
Communication Services - 0.0%
Media - 0.0%
VTR Finance NV 6.375% 7/15/2028 (k)	30,000	28,650
Industrials - 0.2%
Construction & Engineering - 0.2%
ATP Tower Holdings LLC / Andean Tower Partners Colombia SAS / Andean Telecom Par 4.05% 4/27/2026 (k)	61,000	58,822
TOTAL CHILE		87,472
COLOMBIA - 0.4%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Canacol Energy Ltd 5.75% 11/24/2028 (k)	101,000	51,298
Gran Tierra Energy Inc 9.5% 10/15/2029 (k)	42,000	39,752
		91,050
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Enfragen Energia Sur SA 5.375% 12/30/2030 (k)	60,000	51,881
TOTAL COLOMBIA		142,931
FINLAND - 0.4%
Consumer Discretionary - 0.4%
Leisure Products - 0.4%
Amer Sports Co 6.75% 2/16/2031 (k)	133,000	135,904
FRANCE - 2.6%
Communication Services - 1.5%
Diversified Telecommunication Services - 1.5%
Altice France SA 5.125% 7/15/2029 (k)	263,000	200,426
Iliad Holding SASU 7% 10/15/2028 (k)	79,000	80,226
Iliad Holding SASU 7% 4/15/2032 (k)(n)(o)	190,000	192,049
Iliad Holding SASU 8.5% 4/15/2031 (k)	77,000	81,981
		554,682
Energy - 1.1%
Energy Equipment & Services - 1.1%
Vallourec SACA 7.5% 4/15/2032 (k)	152,000	158,859
Viridien 8.75% 4/1/2027 (k)	229,000	223,616
		382,475
TOTAL FRANCE		937,157
GERMANY - 0.4%
Consumer Discretionary - 0.3%
Automobile Components - 0.3%
ZF North America Capital Inc 4.75% 4/29/2025 (k)	55,000	54,605
ZF North America Capital Inc 6.75% 4/23/2030 (k)	36,000	35,132
		89,737
Materials - 0.1%
Paper & Forest Products - 0.1%
Mercer International Inc 5.125% 2/1/2029	60,000	52,483
TOTAL GERMANY		142,220
GHANA - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Kosmos Energy Ltd 7.5% 3/1/2028 (k)	13,000	12,346
Kosmos Energy Ltd 7.75% 5/1/2027 (k)	11,000	10,653
Tullow Oil PLC 10.25% 5/15/2026 (k)	42,000	37,695
Tullow Oil PLC 7% 3/1/2025 (k)	30,000	28,597

TOTAL GHANA		89,291
GRAND CAYMAN (UK OVERSEAS TER) - 0.2%
Financials - 0.2%
Financial Services - 0.2%
Azorra Finance Ltd 7.75% 4/15/2030 (k)	35,000	35,164
Global Aircraft Leasing Co Ltd 8.75% 9/1/2027 (k)	30,000	30,794

TOTAL GRAND CAYMAN (UK OVERSEAS TER)		65,958
HONG KONG - 0.1%
Industrials - 0.1%
Marine Transportation - 0.1%
Seaspan Corp 5.5% 8/1/2029 (k)	30,000	28,329
IRELAND - 1.6%
Financials - 1.6%
Financial Services - 1.6%
GGAM Finance Ltd 5.875% 3/15/2030 (k)	36,000	35,629
GGAM Finance Ltd 6.875% 4/15/2029 (k)	6,000	6,123
GGAM Finance Ltd 7.75% 5/15/2026 (k)	73,000	74,405
GGAM Finance Ltd 8% 2/15/2027 (k)	316,000	327,342
GGAM Finance Ltd 8% 6/15/2028 (k)	128,000	135,240

TOTAL IRELAND		578,739
ISRAEL - 0.5%
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Energean Israel Finance Ltd 5.375% 3/30/2028 (k)(p)	40,000	37,159
Energean Israel Finance Ltd 5.875% 3/30/2031 (k)(p)	5,000	4,452
Energean PLC 6.5% 4/30/2027 (k)	122,000	121,734

TOTAL ISRAEL		163,345
ITALY - 0.1%
Financials - 0.1%
Banks - 0.1%
UniCredit SpA 5.459% 6/30/2035 (c)(k)	4,000	3,924
UniCredit SpA 5.861% 6/19/2032 (c)(k)	29,000	29,075

TOTAL ITALY		32,999
LUXEMBOURG - 0.2%
Communication Services - 0.2%
Media - 0.2%
Altice Financing SA 5.75% 8/15/2029 (k)	95,000	71,965
Altice France Holding SA 6% 2/15/2028 (k)	32,000	8,489
		80,454
Materials - 0.0%
Chemicals - 0.0%
Herens Holdco Sarl 4.75% 5/15/2028 (k)	10,000	8,795
TOTAL LUXEMBOURG		89,249
MAURITIUS - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Axian Telecom 7.375% 2/16/2027 (k)	15,000	14,992
NETHERLANDS - 0.2%
Communication Services - 0.0%
Media - 0.0%
Ziggo Bond Co BV 6% 1/15/2027 (k)	7,000	7,001
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Sigma Holdco BV 7.875% 5/15/2026 (k)	62,000	61,614
TOTAL NETHERLANDS		68,615
NIGERIA - 0.4%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
IHS Holding Ltd 5.625% 11/29/2026 (k)	47,000	46,471
IHS Holding Ltd 6.25% 11/29/2028 (k)	6,000	5,663
IHS Holding Ltd 7.875% 5/29/2030 (k)	110,000	108,076

TOTAL NIGERIA		160,210
PERU - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Volcan Cia Minera SAA 8.75% 1/24/2030 (k)	55,000	52,521
PUERTO RICO - 0.2%
Communication Services - 0.2%
Media - 0.2%
Lcpr Senior Secured Financing Dac 5.125% 7/15/2029 (k)	5,000	4,104
Lcpr Senior Secured Financing Dac 6.75% 10/15/2027 (k)	75,000	68,254

TOTAL PUERTO RICO		72,358
SOUTH AFRICA - 0.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Liquid Telecommunications Financing Plc 5.5% 9/4/2026 (k)	87,000	63,293
SPAIN - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Grifols SA 4.75% 10/15/2028 (k)	20,000	18,247
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/2028 (k)	6,000	5,674
TOTAL SPAIN		23,921
SWITZERLAND - 0.2%
Materials - 0.2%
Chemicals - 0.2%
Consolidated Energy Finance SA 12% 2/15/2031 (k)	71,000	71,249
Consolidated Energy Finance SA 5.625% 10/15/2028 (k)	11,000	9,472

TOTAL SWITZERLAND		80,721
TANZANIA - 0.3%
Information Technology - 0.3%
Communications Equipment - 0.3%
HTA Group Ltd/Mauritius 7.5% 6/4/2029 (k)	89,000	90,477
TURKEY - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
Eldorado Gold Corp 6.25% 9/1/2029 (k)	100,000	98,541
UNITED KINGDOM - 1.8%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Connect Finco Sarl / Connect Us Finco LLC 9% 9/15/2029 (k)	10,000	9,229
Consumer Discretionary - 0.8%
Automobiles - 0.2%
Mclaren Finance PLC 7.5% 8/1/2026 (k)	70,000	67,733
Specialty Retail - 0.6%
Belron UK Finance PLC 5.75% 10/15/2029 (k)	200,000	200,250
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
eG Global Finance PLC 12% 11/30/2028 (k)	91,000	102,010
Utilities - 0.7%
Independent Power and Renewable Electricity Producers - 0.7%
California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375% 2/15/2032 (k)	235,000	235,267
TOTAL UNITED KINGDOM		614,489
UNITED STATES - 76.4%
Communication Services - 8.5%
Diversified Telecommunication Services - 1.1%
Frontier Communications Holdings LLC 8.75% 5/15/2030 (k)	95,000	101,220
Level 3 Financing Inc 10% 10/15/2032 (k)	10,000	9,976
Level 3 Financing Inc 11% 11/15/2029 (k)	11,698	13,292
Level 3 Financing Inc 3.625% 1/15/2029 (k)	15,000	11,963
Level 3 Financing Inc 3.75% 7/15/2029 (k)	5,000	3,908
Level 3 Financing Inc 3.875% 10/15/2030 (k)	10,000	7,975
Level 3 Financing Inc 4% 4/15/2031 (k)	100,000	79,250
Level 3 Financing Inc 4.25% 7/1/2028 (k)	10,000	8,850
Level 3 Financing Inc 4.5% 4/1/2030 (k)	76,000	63,533
Level 3 Financing Inc 4.625% 9/15/2027 (k)	5,000	4,600
Lumen Technologies Inc 4.5% 1/15/2029 (k)	5,000	4,199
Zayo Group Holdings Inc 4% 3/1/2027 (k)	74,000	69,779
		378,545
Media - 7.4%
Advantage Sales & Marketing Inc 6.5% 11/15/2028 (k)	217,000	207,884
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 1/15/2034 (k)	299,000	249,304
CCO Holdings LLC / CCO Holdings Capital Corp 4.75% 2/1/2032 (k)	302,000	271,758
CCO Holdings LLC / CCO Holdings Capital Corp 4.75% 3/1/2030 (k)	54,000	50,177
CCO Holdings LLC / CCO Holdings Capital Corp 5.125% 5/1/2027 (k)	112,000	110,487
CCO Holdings LLC / CCO Holdings Capital Corp 5.375% 6/1/2029 (k)	221,000	215,197
Clear Channel Outdoor Holdings Inc 5.125% 8/15/2027 (k)	131,000	127,859
Clear Channel Outdoor Holdings Inc 7.5% 6/1/2029 (k)	186,000	164,622
Clear Channel Outdoor Holdings Inc 7.875% 4/1/2030 (k)	37,000	38,306
Clear Channel Outdoor Holdings Inc 9% 9/15/2028 (k)	386,000	409,473
CSC Holdings LLC 3.375% 2/15/2031 (k)	236,000	171,147
CSC Holdings LLC 4.625% 12/1/2030 (k)	143,000	79,888
DISH DBS Corp 5.125% 6/1/2029	25,000	16,557
DISH DBS Corp 7.375% 7/1/2028	5,000	3,781
EchoStar Corp 10.75% 11/30/2029	176,147	190,552
EchoStar Corp 6.75% 11/30/2030 pay-in-kind (c)	49,385	44,594
Univision Communications Inc 7.375% 6/30/2030 (k)	69,000	66,519
Univision Communications Inc 8% 8/15/2028 (k)	29,000	29,593
Univision Communications Inc 8.5% 7/31/2031 (k)	221,000	219,240
		2,666,938
TOTAL COMMUNICATION SERVICES		3,045,483

Consumer Discretionary - 8.3%
Automobiles - 0.3%
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC CME Term SOFR 6 month Index + 6.0533%, 10.502% 10/15/2026 (c)(d)(k)	107,000	107,252
Broadline Retail - 0.6%
Kohl's Corp 4.25% 7/17/2025	103,000	101,594
Macy's Retail Holdings LLC 5.875% 4/1/2029 (k)	7,000	6,847
Nordstrom Inc 4.375% 4/1/2030	71,000	64,872
Wayfair LLC 7.25% 10/31/2029 (k)	30,000	30,402
		203,715
Diversified Consumer Services - 0.6%
Sotheby's 7.375% 10/15/2027 (k)	81,000	80,096
StoneMor Inc 8.5% 5/15/2029 (k)	141,000	126,962
		207,058
Hotels, Restaurants & Leisure - 4.9%
ClubCorp Holdings Inc 8.5% 9/15/2025 (k)	30,000	29,550
Hilton Domestic Operating Co Inc 3.625% 2/15/2032 (k)	427,000	376,488
Hilton Domestic Operating Co Inc 5.875% 3/15/2033 (k)	15,000	15,021
Hilton Domestic Operating Co Inc 5.875% 4/1/2029 (k)	24,000	24,212
Hilton Domestic Operating Co Inc 6.125% 4/1/2032 (k)	24,000	24,237
Life Time Inc 6% 11/15/2031 (k)	85,000	85,027
MajorDrive Holdings IV LLC 6.375% 6/1/2029 (k)	50,000	44,992
Mohegan Tribal Gaming Authority 8% 2/1/2026 (k)	45,000	44,720
Royal Caribbean Cruises Ltd 5.625% 9/30/2031 (k)	101,000	101,176
Royal Caribbean Cruises Ltd 6% 2/1/2033 (k)	146,000	147,835
Royal Caribbean Cruises Ltd 6.25% 3/15/2032 (k)	172,000	175,723
Station Casinos LLC 6.625% 3/15/2032 (k)	15,000	15,038
Yum! Brands Inc 4.625% 1/31/2032	715,000	672,433
		1,756,452
Household Durables - 0.3%
Beazer Homes USA Inc 7.5% 3/15/2031 (k)	32,000	32,646
Landsea Homes Corp 8.875% 4/1/2029 (k)	15,000	15,380
Newell Brands Inc 6.875% 4/1/2036 (q)	7,000	7,117
Tri Pointe Homes Inc 5.25% 6/1/2027	59,000	58,484
		113,627
Specialty Retail - 1.6%
At Home Group Inc 4.875% 7/15/2028 (k)	14,000	5,886
Carvana Co 12% 12/1/2028 pay-in-kind (c)(k)	21,421	22,816
Carvana Co 13% 6/1/2030 pay-in-kind (c)(k)	77,847	85,538
Carvana Co 14% 6/1/2031 pay-in-kind (c)(k)	123,167	147,366
Carvana Co 4.875% 9/1/2029 (k)	25,000	20,750
Carvana Co 5.625% 10/1/2025 (k)	45,000	44,554
Champions Financing Inc 8.75% 2/15/2029 (k)	50,000	50,287
LBM Acquisition LLC 6.25% 1/15/2029 (k)	50,000	46,781
Sally Holdings LLC / Sally Capital Inc 6.75% 3/1/2032	21,000	21,444
Staples Inc 10.75% 9/1/2029 (k)	50,000	49,296
Staples Inc 12.75% 1/15/2030 (k)	86,538	71,422
		566,140
Textiles, Apparel & Luxury Goods - 0.0%
Levi Strauss & Co 3.5% 3/1/2031 (k)	22,000	19,527
TOTAL CONSUMER DISCRETIONARY		2,973,771

Consumer Staples - 3.0%
Beverages - 0.3%
Triton Water Holdings 6.25% 4/1/2029 (k)	103,000	102,455
Consumer Staples Distribution & Retail - 1.5%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.875% 2/15/2030 (k)	126,000	121,353
C&S Group Enterprises LLC 5% 12/15/2028 (k)	86,000	70,632
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (k)	112,000	117,256
Performance Food Group Inc 4.25% 8/1/2029 (k)	29,000	27,267
Performance Food Group Inc 6.125% 9/15/2032 (k)	45,000	45,399
United Natural Foods Inc 6.75% 10/15/2028 (k)	7,000	6,890
US Foods Inc 4.625% 6/1/2030 (k)	119,000	113,359
US Foods Inc 5.75% 4/15/2033 (k)	25,000	24,684
Walgreens Boots Alliance Inc 8.125% 8/15/2029	15,000	15,104
		541,944
Food Products - 0.9%
Darling Ingredients Inc 6% 6/15/2030 (k)	1,000	997
Post Holdings Inc 4.5% 9/15/2031 (k)	98,000	89,243
Post Holdings Inc 4.625% 4/15/2030 (k)	52,000	48,759
Post Holdings Inc 6.25% 10/15/2034 (k)	15,000	14,822
Post Holdings Inc 6.25% 2/15/2032 (k)	30,000	30,311
Post Holdings Inc 6.375% 3/1/2033 (k)	125,000	124,513
		308,645
Household Products - 0.3%
Resideo Funding Inc 6.5% 7/15/2032 (k)	108,000	109,705
TOTAL CONSUMER STAPLES		1,062,749

Energy - 5.3%
Energy Equipment & Services - 0.9%
Archrock Partners LP / Archrock Partners Finance Corp 6.25% 4/1/2028 (k)	178,000	178,660
Archrock Partners LP / Archrock Partners Finance Corp 6.625% 9/1/2032 (k)	40,000	40,547
Nabors Industries Inc 8.875% 8/15/2031 (k)	15,000	14,492
Oceaneering International Inc 6% 2/1/2028	97,000	96,277
		329,976
Oil, Gas & Consumable Fuels - 4.4%
California Resources Corp 7.125% 2/1/2026 (k)	130,000	130,358
California Resources Corp 8.25% 6/15/2029 (k)	92,000	94,415
CNX Midstream Partners LP 4.75% 4/15/2030 (k)	95,000	88,477
CNX Resources Corp 6% 1/15/2029 (k)	96,000	96,040
CNX Resources Corp 7.25% 3/1/2032 (k)	31,000	32,175
CNX Resources Corp 7.375% 1/15/2031 (k)	7,000	7,262
CQP Holdco LP / BIP-V Chinook Holdco LLC 7.5% 12/15/2033 (k)	32,000	33,849
CVR Energy Inc 5.75% 2/15/2028 (k)	25,000	23,656
Expand Energy Corp 5.375% 3/15/2030	29,000	28,790
Global Partners LP / GLP Finance Corp 6.875% 1/15/2029	345,000	346,036
Murphy Oil USA Inc 3.75% 2/15/2031 (k)	38,000	34,008
Northern Oil & Gas Inc 8.125% 3/1/2028 (k)	79,000	80,759
Permian Resources Operating LLC 5.875% 7/1/2029 (k)	1,000	995
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029	381,000	363,468
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 12/31/2030 (k)	101,000	95,599
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 3/1/2027 (k)	1,000	999
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 9/1/2031 (k)	25,000	23,662
TransMontaigne Partners LP / TLP Finance Corp 6.125% 2/15/2026	90,000	89,331
		1,569,879
TOTAL ENERGY		1,899,855

Financials - 7.9%
Banks - 0.7%
HAT Holdings I LLC / HAT Holdings II LLC 3.375% 6/15/2026 (k)	198,000	191,360
HAT Holdings I LLC / HAT Holdings II LLC 8% 6/15/2027 (k)	18,000	18,767
Western Alliance Bancorp 3% 6/15/2031 (c)	41,000	38,757
		248,884
Capital Markets - 0.3%
AssuredPartners Inc 7.5% 2/15/2032 (k)	24,000	24,415
Coinbase Global Inc 3.625% 10/1/2031 (k)	55,000	47,745
VFH Parent LLC / Valor Co-Issuer Inc 7.5% 6/15/2031 (k)	25,000	25,783
		97,943
Consumer Finance - 2.8%
Ally Financial Inc 5.75% 11/20/2025	306,000	307,317
Encore Capital Group Inc 8.5% 5/15/2030 (k)	88,000	93,156
OneMain Finance Corp 3.875% 9/15/2028	479,000	446,843
OneMain Finance Corp 6.625% 5/15/2029	5,000	5,101
OneMain Finance Corp 9% 1/15/2029	3,000	3,193
PRA Group Inc 8.875% 1/31/2030 (k)	74,000	77,782
SLM Corp 4.2% 10/29/2025	71,000	69,979
		1,003,371
Financial Services - 3.5%
Block Inc 3.5% 6/1/2031	880,000	790,577
Block Inc 6.5% 5/15/2032 (k)	47,000	48,221
GN Bondco LLC 9.5% 10/15/2031 (k)	21,000	22,350
NFE Financing LLC 12% 11/15/2029 (k)	358,297	359,193
PHH Escrow Issuer LLC 9.875% 11/1/2029 (k)	5,000	4,840
Windstream Services LLC / Windstream Escrow Finance Corp 8.25% 10/1/2031 (k)	30,000	31,322
		1,256,503
Insurance - 0.2%
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves 7.875% 11/1/2029 (k)	55,000	55,619
Mortgage Real Estate Investment Trusts (REITs) - 0.4%
Starwood Property Trust Inc 3.625% 7/15/2026 (k)	37,000	35,711
Starwood Property Trust Inc 3.75% 12/31/2024 (k)	83,000	82,940
Starwood Property Trust Inc 4.75% 3/15/2025	2,000	2,000
Starwood Property Trust Inc 6% 4/15/2030 (k)	25,000	24,680
Starwood Property Trust Inc 7.25% 4/1/2029 (k)	13,000	13,386
		158,717
TOTAL FINANCIALS		2,821,037

Health Care - 7.3%
Biotechnology - 0.2%
Emergent BioSolutions Inc 3.875% 8/15/2028 (k)	71,000	57,157
Health Care Equipment & Supplies - 0.0%
Sotera Health Holdings LLC 7.375% 6/1/2031 (k)	9,000	9,147
Health Care Providers & Services - 5.2%
Akumin Inc 8% 8/1/2028 (k)	49,000	40,670
AMN Healthcare Inc 4% 4/15/2029 (k)	117,000	106,058
CHS/Community Health Systems Inc 4.75% 2/15/2031 (k)	289,000	234,642
CHS/Community Health Systems Inc 5.25% 5/15/2030 (k)	193,000	164,740
CHS/Community Health Systems Inc 6.125% 4/1/2030 (k)	41,000	30,349
CHS/Community Health Systems Inc 6.875% 4/15/2029 (k)	87,000	70,102
DaVita Inc 3.75% 2/15/2031 (k)	89,000	78,716
DaVita Inc 6.875% 9/1/2032 (k)	94,000	97,089
Encompass Health Corp 4.625% 4/1/2031	113,000	106,561
HAH Group Holding Co LLC 9.75% 10/1/2031 (k)	33,000	33,710
Modivcare Inc 5% 10/1/2029 (k)	26,000	17,828
Molina Healthcare Inc 6.25% 1/15/2033 (k)	70,000	70,594
Owens & Minor Inc 6.625% 4/1/2030 (k)	25,000	24,219
Pediatrix Medical Group Inc 5.375% 2/15/2030 (k)	228,000	220,466
Prime Healthcare Services Inc 9.375% 9/1/2029 (k)	15,000	15,235
Radiology Partners Inc 7.775% 1/31/2029 pay-in-kind (c)(k)	59,547	59,249
Select Medical Corp 6.25% 12/1/2032 (k)(n)	50,000	50,099
Tenet Healthcare Corp 6.125% 10/1/2028	425,000	426,006
US Acute Care Solutions LLC 9.75% 5/15/2029 (k)	16,000	16,607
		1,862,940
Health Care Technology - 0.2%
IQVIA Inc 5% 10/15/2026 (k)	13,000	12,836
IQVIA Inc 5% 5/15/2027 (k)	58,000	57,351
		70,187
Life Sciences Tools & Services - 1.3%
Charles River Laboratories International Inc 3.75% 3/15/2029 (k)	12,000	11,116
Charles River Laboratories International Inc 4.25% 5/1/2028 (k)	478,000	458,796
		469,912
Pharmaceuticals - 0.4%
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (k)	134,000	122,663
Organon & Co / Organon Foreign Debt Co-Issuer BV 6.75% 5/15/2034 (k)	17,000	17,129
		139,792
TOTAL HEALTH CARE		2,609,135

Industrials - 11.3%
Aerospace & Defense - 0.3%
TransDigm Inc 4.875% 5/1/2029	55,000	52,430
TransDigm Inc 6% 1/15/2033 (k)	15,000	14,999
TransDigm Inc 6.375% 3/1/2029 (k)	28,000	28,456
TransDigm Inc 6.625% 3/1/2032 (k)	13,000	13,315
		109,200
Air Freight & Logistics - 0.3%
Rand Parent LLC 8.5% 2/15/2030 (k)	115,000	116,509
Building Products - 0.7%
Advanced Drainage Systems Inc 6.375% 6/15/2030 (k)	59,000	59,475
Builders FirstSource Inc 6.375% 3/1/2034 (k)	19,000	19,364
Cornerstone Building Brands Inc 6.125% 1/15/2029 (k)	158,000	133,123
Oscar AcquisitionCo LLC / Oscar Finance Inc 9.5% 4/15/2030 (k)	44,000	41,912
		253,874
Commercial Services & Supplies - 4.8%
Artera Services LLC 8.5% 2/15/2031 (k)	498,000	494,842
Brand Industrial Services Inc 10.375% 8/1/2030 (k)	404,000	428,609
GFL Environmental Inc 3.5% 9/1/2028 (k)	5,000	4,722
Neptune Bidco US Inc 9.29% 4/15/2029 (k)	20,000	18,559
Reworld Holding Corp 4.875% 12/1/2029 (k)	751,000	708,809
Williams Scotsman Inc 6.625% 6/15/2029 (k)	56,000	56,961
		1,712,502
Construction & Engineering - 2.6%
AECOM 5.125% 3/15/2027	949,000	942,145
Electrical Equipment - 0.3%
Atkore Inc 4.25% 6/1/2031 (k)	70,000	63,601
Sensata Technologies BV 4% 4/15/2029 (k)	39,000	36,369
		99,970
Ground Transportation - 0.9%
Avis Budget Car Rental LLC / Avis Budget Finance Inc 5.375% 3/1/2029 (k)	59,000	55,991
Avis Budget Car Rental LLC / Avis Budget Finance Inc 5.75% 7/15/2027 (k)	247,000	245,462
Avis Budget Car Rental LLC / Avis Budget Finance Inc 8.25% 1/15/2030 (k)	8,000	8,322
		309,775
Industrial Conglomerates - 0.3%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 5.25% 10/1/2025 (k)	117,000	116,890
Machinery - 0.7%
Chart Industries Inc 9.5% 1/1/2031 (k)	231,000	249,526
Passenger Airlines - 0.2%
JetBlue Airways Corp / JetBlue Loyalty LP 9.875% 9/20/2031 (k)	40,000	42,081
Spirit Loyalty Cayman Ltd / Spirit IP Cayman Ltd 8% 9/20/2025 (k)	10,000	7,775
Spirit Loyalty Cayman Ltd / Spirit IP Cayman Ltd 8% 9/20/2025 (k)	40,000	31,100
		80,956
Trading Companies & Distributors - 0.2%
Beacon Roofing Supply Inc 6.5% 8/1/2030 (k)	36,000	36,892
United Rentals North America Inc 6.125% 3/15/2034 (k)	40,000	40,596
		77,488
TOTAL INDUSTRIALS		4,068,835

Information Technology - 6.8%
Communications Equipment - 0.3%
Viasat Inc 5.625% 9/15/2025 (k)	79,000	78,469
Viasat Inc 7.5% 5/30/2031 (k)	25,000	16,946
		95,415
Electronic Equipment, Instruments & Components - 0.2%
Insight Enterprises Inc 6.625% 5/15/2032 (k)	28,000	28,642
Lightning Power LLC 7.25% 8/15/2032 (k)	25,000	26,061
TTM Technologies Inc 4% 3/1/2029 (k)	41,000	38,325
		93,028
IT Services - 1.1%
Go Daddy Operating Co LLC / GD Finance Co Inc 3.5% 3/1/2029 (k)	407,000	377,450
Virtusa Corp 7.125% 12/15/2028 (k)	1,000	966
		378,416
Semiconductors & Semiconductor Equipment - 1.5%
Entegris Inc 3.625% 5/1/2029 (k)	88,000	81,034
Entegris Inc 5.95% 6/15/2030 (k)	354,000	354,595
ON Semiconductor Corp 3.875% 9/1/2028 (k)	59,000	55,880
Wolfspeed Inc 4.2917% 6/23/2030 pay-in-kind (c)(f)(j)(k)	55,000	52,937
		544,446
Software - 2.5%
Cloud Software Group Inc 6.5% 3/31/2029 (k)	54,000	53,047
Cloud Software Group Inc 8.25% 6/30/2032 (k)	69,000	71,890
Cloud Software Group Inc 9% 9/30/2029 (k)	301,000	304,731
Elastic NV 4.125% 7/15/2029 (k)	151,000	141,200
Gen Digital Inc 5% 4/15/2025 (k)	97,000	96,736
Gen Digital Inc 7.125% 9/30/2030 (k)	147,000	152,175
NCR Voyix Corp 5.125% 4/15/2029 (k)	40,000	38,415
Rackspace Finance LLC 3.5% 5/15/2028 (k)	12,525	7,838
UKG Inc 6.875% 2/1/2031 (k)	29,000	29,803
		895,835
Technology Hardware, Storage & Peripherals - 1.2%
Seagate HDD Cayman 4.125% 1/15/2031	34,000	30,652
Seagate HDD Cayman 4.75% 1/1/2025	142,000	141,653
Seagate HDD Cayman 5.75% 12/1/2034	38,000	37,753
Seagate HDD Cayman 8.25% 12/15/2029	62,000	66,517
Western Digital Corp 2.85% 2/1/2029	70,000	62,669
Western Digital Corp 3.1% 2/1/2032	86,000	72,691
Western Digital Corp 4.75% 2/15/2026	6,000	5,954
		417,889
TOTAL INFORMATION TECHNOLOGY		2,425,029

Materials - 7.6%
Chemicals - 2.9%
Chemours Co/The 4.625% 11/15/2029 (k)	539,000	481,191
GPD Cos Inc 10.125% 4/1/2026 (k)	25,000	24,086
Kobe US Midco 2 Inc 9.25% 11/1/2026 pay-in-kind (c)(k)	70,651	59,523
Methanex US Operations Inc 6.25% 3/15/2032 (k)	25,000	24,947
Olin Corp 5% 2/1/2030	157,000	150,805
Olympus Water US Holding Corp 6.25% 10/1/2029 (k)	191,000	182,999
Olympus Water US Holding Corp 9.75% 11/15/2028 (k)	89,000	94,612
Scih Salt Hldgs Inc 6.625% 5/1/2029 (k)	15,000	14,603
		1,032,766
Construction Materials - 0.2%
Eco Material Technologies Inc 7.875% 1/31/2027 (k)	74,000	74,872
Containers & Packaging - 4.0%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4% 9/1/2029 (k)	138,000	119,875
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6% 6/15/2027 (k)	153,000	152,401
Ball Corp 6% 6/15/2029	9,000	9,155
Berry Global Inc 4.5% 2/15/2026 (k)	7,000	6,953
Berry Global Inc 5.625% 7/15/2027 (k)	433,000	432,433
Clydesdale Acquisition Holdings Inc 6.625% 4/15/2029 (k)	114,000	114,572
Clydesdale Acquisition Holdings Inc 6.875% 1/15/2030 (k)	129,000	130,315
Clydesdale Acquisition Holdings Inc 8.75% 4/15/2030 (k)	74,000	74,264
Crown Americas LLC / Crown Americas Capital Corp VI 4.75% 2/1/2026	176,000	174,510
Graphic Packaging International LLC 4.75% 7/15/2027 (k)	61,000	59,803
Graphic Packaging International LLC 6.375% 7/15/2032 (k)	22,000	22,409
Sealed Air Corp 6.5% 7/15/2032 (k)	131,000	133,372
		1,430,062
Metals & Mining - 0.5%
ATI Inc 4.875% 10/1/2029	147,000	140,968
ATI Inc 7.25% 8/15/2030	27,000	28,226
Cleveland-Cliffs Inc 7% 3/15/2032 (k)	25,000	25,127
		194,321
TOTAL MATERIALS		2,732,021

Real Estate - 5.5%
Diversified REITs - 1.5%
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6% 1/15/2030 (k)	450,000	387,936
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 10.5% 2/15/2028 (k)	151,000	160,421
		548,357
Health Care REITs - 1.3%
MPT Operating Partnership LP / MPT Finance Corp 4.625% 8/1/2029	129,000	94,334
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027	385,000	325,331
MPT Operating Partnership LP / MPT Finance Corp 5.25% 8/1/2026	32,000	29,008
		448,673
Real Estate Management & Development - 1.7%
Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp 7% 4/15/2030 (k)	38,000	35,409
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5.75% 1/15/2029 (k)	55,000	47,781
Howard Hughes Corp/The 4.375% 2/1/2031 (k)	123,000	111,488
Taylor Morrison Communities Inc 5.125% 8/1/2030 (k)	430,000	419,639
		614,317
Specialized REITs - 1.0%
American Tower Corp 5% 1/31/2030	17,000	17,110
Iron Mountain Inc 4.875% 9/15/2027 (k)	109,000	107,336
SBA Communications Corp 3.125% 2/1/2029	269,000	246,104
		370,550
TOTAL REAL ESTATE		1,981,897

Utilities - 4.9%
Electric Utilities - 3.9%
DPL Inc 4.125% 7/1/2025	158,000	157,101
DPL Inc 4.35% 4/15/2029	359,000	337,722
Nextera Energy Operating Partners LP 4.5% 9/15/2027 (k)	154,000	146,470
NRG Energy Inc 5.75% 7/15/2029 (k)	51,000	50,488
NRG Energy Inc 6% 2/1/2033 (k)	35,000	34,804
NRG Energy Inc 6.25% 11/1/2034 (k)	56,000	55,994
PG&E Corp 5.25% 7/1/2030	573,000	562,987
PG&E Corp 7.375% 3/15/2055 (c)	51,000	52,706
		1,398,272
Independent Power and Renewable Electricity Producers - 1.0%
Sunnova Energy Corp 5.875% 9/1/2026 (k)	119,000	102,612
TerraForm Power Operating LLC 4.75% 1/15/2030 (k)	258,000	241,907
		344,519
TOTAL UTILITIES		1,742,791

TOTAL UNITED STATES		27,362,603
ZAMBIA - 0.4%
Materials - 0.4%
Metals & Mining - 0.4%
First Quantum Minerals Ltd 6.875% 10/15/2027 (k)	23,000	22,895
First Quantum Minerals Ltd 9.375% 3/1/2029 (k)	110,000	117,806

TOTAL ZAMBIA		140,701
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $33,002,370)		33,517,309

Preferred Securities - 0.5%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.5%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
BP Capital Markets PLC 6.125% (c)(r)	20,000	19,987
Energy Transfer LP 6.625% (c)(r)	25,000	25,135
		45,122
Financials - 0.4%
Banks - 0.2%
Citigroup Inc 6.75% (c)(r)	15,000	14,948
Citigroup Inc 7.125% (c)(r)	22,000	22,702
M&T Bank Corp 3.5% (c)(r)	5,000	4,704
M&T Bank Corp 5.125% (c)(r)	10,000	9,936
		52,290
Consumer Finance - 0.2%
Ally Financial Inc 4.7% (c)(r)	55,000	51,947
Insurance - 0.0%
Alliant Holdings LP 10.5% (c)(j)(r)	16,000	15,961
Industrials - 0.0%
Trading Companies & Distributors - 0.0%
Aircastle Ltd 5.25% (c)(k)(r)	10,000	9,923
TOTAL UNITED STATES		175,243
TOTAL PREFERRED SECURITIES (Cost $172,638)		175,243

U.S. Treasury Obligations - 0.3%
	Yield (%) (s)	Principal Amount (a)	Value ($)
US Treasury Notes 3.75% 5/31/2030	3.89 to 4.32	53,000	52,052
US Treasury Notes 4% 2/15/2034	3.68 to 4.41	36,000	35,457
US Treasury Notes 4.375% 5/15/2034	4.30	34,000	34,462
TOTAL U.S. TREASURY OBLIGATIONS (Cost $121,365)			121,971

Money Market Funds - 1.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (t) (Cost $594,139)	4.64	594,021	594,139

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $35,524,422)	36,050,275
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(166,743)
NET ASSETS - 100.0%	35,883,532

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(f)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $37,833 and $36,466, respectively.

(g)	Non-income producing
(h)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $12,367 or 0.0% of net assets.

(i)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $24,424 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(j)	Level 3 security
(k)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $25,090,030 or 69.9% of net assets.

(l)	Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(m)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(n)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(o)	A portion of the security sold on a delayed delivery basis.
(p)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $41,611 or 0.1% of net assets.

(q)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(r)	Security is perpetual in nature with no stated maturity date.
(s)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(t)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
EchoStar Corp	9/30/24	13,712

Additional information on each lock-up table restriction is as follows:
Security	Restriction Expiration Date
New Fortress Energy Inc	2025-05-22

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	65,848	3,132,106	2,603,815	4,741	-	-	594,139	0.0%
Total	65,848	3,132,106	2,603,815	4,741	-	-	594,139

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations, Bank Loan Obligations, Convertible Corporate Bonds, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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